NOV 22 2013

Washington, DC 20549

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003669

001-02360

November 22, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, INTERNATIONAL BUSINESS MACHINES CORPORATION, £750,000,000 2.750% Notes Due 2020 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 20, 2013. Tentative listing date – November 25, 2013.

Sincerely,

[signature]

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com